United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended, June 30, 2012
Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  		Norman Fields, Gottscho Capital Management, LLC
Address: 		444 Madison Avenue Ste 300
                 	New York, NY 10022

13F File Number: 028-11600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Rozanne Collura
Title:      Senior Vice President
Phone: 	212-830-8917

Signature, Place, and Date of Signing: July 12, 2012

Rozanne Collura
Date:

Report Type (Check only one):
[   X  ]         13F HOLDINGS REPORTS
[        ]         13F NOTICE
[        ]         13F COMBINATION REPORT
List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:    110701       (times 1,000)
List of Other Included Managers:
No. 13F File Number   Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      215     2400 SH       SOLE                                       2400
Abbott Laboratories            COM              002824100      880    13654 SH       SOLE                                      13654
American Express Co            COM              025816109     3149    54094 SH       SOLE                                      54094
Angie's List, Inc.             COM              034754101      719    45400 SH       SOLE                                      45400
Apple Computer Inc             COM              037833100      741     1268 SH       SOLE                                       1268
C R Bard Inc                   COM              067383109     1092    10165 SH       SOLE                                      10165
Carnival Corp Common           COM              143658300      283     8250 SH       SOLE                                       8250
Chemtura Corp                  COM              163893209      223    15350 SH       SOLE                                      15350
Chevron Corporation            COM              166764100     1356    12855 SH       SOLE                                      12855
Cloud Peak Energy Inc          COM              18911q102      646    38175 SH       SOLE                                      38175
Coca Cola Co                   COM              191216100      364     4656 SH       SOLE                                       4656
Cogent Communications Inc      COM              19239v302     1671    86825 SH       SOLE                                      86825
Corning Inc                    COM              219350105      215    16633 SH       SOLE                                      16633
Costco Wholesale Corp          COM              22160k105     6595    69426 SH       SOLE                                      69426
Directv Group Inc              COM              25490a101     5589   114480 SH       SOLE                                     114480
E I Du Pont De Nemours         COM              263534109      712    14076 SH       SOLE                                      14076
EMC Corp                       COM              268648102     3189   124440 SH       SOLE                                     124440
Eagle Rock Energy              COM              26985r104      213    23750 SH       SOLE                                      23750
Enterprise Prod Ptnr LP        COM              293792107     3167    61811 SH       SOLE                                      61811
Exxon Mobil Corp               COM              30231g102      837     9780 SH       SOLE                                       9780
Firstenergy Corp               COM              337932107      204     4152 SH       SOLE                                       4152
Ford Motor Co                  COM              345370860      222    23168 SH       SOLE                                      23168
General Electric Co            COM              369604103      652    31275 SH       SOLE                                      31275
Google Inc Cl A                COM              38259p508     2602     4486 SH       SOLE                                       4486
Howard Hughes Corp             COM              44267d107     1038    16843 SH       SOLE                                      16843
Huntsman Corp                  COM              447011107     1414   109250 SH       SOLE                                     109250
Int'l Business Machines        COM              459200101     2093    10703 SH       SOLE                                      10703
Johnson & Johnson              COM              478160104      531     7856 SH       SOLE                                       7856
Johnson Controls Inc           COM              478366107     1259    45435 SH       SOLE                                      45435
Kraft Foods Inc Cl A           COM              50075n104     1472    38106 SH       SOLE                                      38106
Leucadia National Corp         COM              527288104      737    34630 SH       SOLE                                      34630
Lockheed Martin Corp           COM              539830109      382     4388 SH       SOLE                                       4388
Lululemon Athletica Inc        COM              550021109     4554    76365 SH       SOLE                                      76365
Lyondell Basell Industries     COM              n53745100      251     6225 SH       SOLE                                       6225
MFC Industrial Ltd             COM              55278t105      437    64874 SH       SOLE                                      64874
Market Vectors ETF TR          COM              57060u100     5771   128895 SH       SOLE                                     128895
Markwest Energy Partners       COM              570759100     1826    37030 SH       SOLE                                      37030
Mastercard Inc                 COM              57636q104      882     2050 SH       SOLE                                       2050
Mela Sciences Inc              COM              55277r100     1422   436075 SH       SOLE                                     436075
Mine Safety Appliances         COM              602720104     4159   103357 SH       SOLE                                     103357
Mosaic Company                 COM              61945c103     4321    78915 SH       SOLE                                      78915
Northern Oil and Gas           COM              665531109      930    58320 SH       SOLE                                      58320
Novo Nordisk A/S ADR           COM              670100205     2386    16416 SH       SOLE                                      16416
Pepsico Inc                    COM              713448108     1326    18761 SH       SOLE                                      18761
Pfizer Inc                     COM              717081103      276    12003 SH       SOLE                                      12003
Potash Corp Of Saskatchewan    COM              73755l107     1057    24170 SH       SOLE                                      24170
Princeton Review Inc           COM              742352107        0    18550 SH       SOLE                                      18550
Procter & Gamble Co            COM              742718109      809    13216 SH       SOLE                                      13216
Rait Financial Trust           COM              749227609      478   103517 SH       SOLE                                     103517
Raytheon Co                    COM              755111507     1652    29195 SH       SOLE                                      29195
Rent A-Center Inc              COM              76009n100     2006    59465 SH       SOLE                                      59465
Resource America Inc           COM              761195205      401    62910 SH       SOLE                                      62910
Royal Dutch Shell Plc ADR      COM              780259206      504     7481 SH       SOLE                                       7481
Royal Gold Inc                 COM              780287108     1257    16033 SH       SOLE                                      16033
Saul Centers Inc               COM              804395101     1215    28330 SH       SOLE                                      28330
Schlumberger Ltd               COM              806857108     1968    30325 SH       SOLE                                      30325
SemGroup Corporation           COM              81663a105      637    19965 SH       SOLE                                      19965
Smucker J M Company            COM              832696405     2306    30533 SH       SOLE                                      30533
Starbucks Corp                 COM              855244109      503     9442 SH       SOLE                                       9442
Steris Corp                    COM              859152100      364    11603 SH       SOLE                                      11603
Unilever N V New York          COM              904784709      531    15925 SH       SOLE                                      15925
United Technologies            COM              913017109      317     4200 SH       SOLE                                       4200
Valassis Communications Inc    COM              918866104     3001   137975 SH       SOLE                                     137975
Viacom Inc Cl B                COM              92553p201     3617    76935 SH       SOLE                                      76935
Visa Inc.                      COM              92826c839     8736    70659 SH       SOLE                                      70659
Wal-Mart Stores Inc            COM              931142103      221     3167 SH       SOLE                                       3167
Weight Watchers Int'l Inc      COM              948626106     2150    41700 SH       SOLE                                      41700
Xylem Inc                      COM              98419m100     3967   157611 SH       SOLE                                     157611